Schedule of property, plant and equipment, net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2025	Jan. 01, 2024
IfrsStatementLineItems [Line Items]
Property, plant and equipment, net	$ 463,389	$ 451,742	$ 451,742	$ 550,594
January 1	451,742	550,594
Additions	188,605	44,224
Depreciation expenses	(183,776)	(135,686)
Disposals - cost	(47,517)
Disposals – accumulated depreciation	47,517
Exchange adjustment	6,818	(7,390)
December 31	463,389	451,742
Machinery and Equipments [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, net	424,664	419,765	419,765	501,480
January 1	419,765	501,480
Additions	150,990	30,115
Depreciation expenses	(151,458)	(106,875)
Disposals - cost	(28,403)
Disposals – accumulated depreciation	28,403
Exchange adjustment	5,367	(4,955)
December 31	424,664	419,765
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, net	3,916	18,330	18,330	41,843
January 1	18,330	41,843
Additions
Depreciation expenses	(15,248)	(21,470)
Disposals - cost
Disposals – accumulated depreciation
Exchange adjustment	834	(2,043)
December 31	3,916	18,330
Molding Equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, net	23,723	9,621	9,621
January 1	9,621
Additions	29,582	14,109
Depreciation expenses	(15,922)	(4,454)
Disposals - cost	(19,114)
Disposals – accumulated depreciation	19,114
Exchange adjustment	442	(34)
December 31	23,723	9,621
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, net	11,086	4,026	4,026	7,271
January 1	4,026	7,271
Additions	8,033
Depreciation expenses	(1,148)	(2,887)
Disposals - cost
Disposals – accumulated depreciation
Exchange adjustment	175	(358)
December 31	11,086	4,026
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, net	1,690,452	1,474,944	1,474,944	1,491,910
Gross carrying amount [member] | Machinery and Equipments [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, net	1,258,382	1,079,282	1,079,282	1,089,957
Gross carrying amount [member] | Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, net	268,427	256,803	256,803	270,497
Gross carrying amount [member] | Molding Equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, net	51,929	39,666	39,666	26,971
Gross carrying amount [member] | Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, net	111,714	99,193	99,193	104,485
Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, net	(1,227,063)	(1,023,202)	(1,023,202)	(941,316)
Accumulated depreciation, amortisation and impairment [member] | Machinery and Equipments [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, net	(833,718)	(659,517)	(659,517)	(588,477)
Accumulated depreciation, amortisation and impairment [member] | Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, net	(264,511)	(238,473)	(238,473)	(228,654)
Accumulated depreciation, amortisation and impairment [member] | Molding Equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, net	(28,206)	(30,045)	(30,045)	(26,971)
Accumulated depreciation, amortisation and impairment [member] | Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, net	$ (100,628)	$ (95,167)	$ (95,167)	$ (97,214)